Derivative Financial Instruments - Summary of Euro Equivalent the Contractual Amounts of forward Exchange Contracts (Detail) - Forward exchange contract [member] - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	€ 26,255	€ 40,366
British pounds [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	8,760	16,947
Euro [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	11,385	11,347
U.S. dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	854	6,347
Canadian dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	2,301	1,937
Japanese yen [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	1,293	1,549
Australian dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	1,459	1,280
Danish kroner [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount		751
Swedish kroner [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	€ 203	€ 208